SCHEDULE OF MARKET CAP MILESTONE PERFORMANCE AWARD (Details)	12 Months Ended
Dec. 31, 2024 USD ($) shares
Adjusted EBITD Milestone One [Member]
Adjusted EBITDA milestones | $	$ 500,000
Bonus awards shares | shares	100,000
Market Cap Milestone One [Member]
Bonus awards shares | shares	200,000
Market cap milestones | $	$ 30,000.000
Adjusted EBITD Milestone Two [Member]
Adjusted EBITDA milestones | $	$ 1,000,000
Bonus awards shares | shares	200,000
Market Cap Milestone Two [Member]
Bonus awards shares | shares	200,000
Market cap milestones | $	$ 40,000,000
Adjusted EBITD Milestone Three [Member]
Adjusted EBITDA milestones | $	$ 2,000,000
Bonus awards shares | shares	225,000
Market Cap Milestone Three [Member]
Bonus awards shares | shares	200,000
Market cap milestones | $	$ 60,000,000
Adjusted EBITD Milestone Four [Member]
Adjusted EBITDA milestones | $	$ 4,000,000
Bonus awards shares | shares	237,500
Market Cap Milestone Four [Member]
Bonus awards shares | shares	200,000
Market cap milestones | $	$ 80,000,000
Adjusted EBITD Milestone Five [Member]
Adjusted EBITDA milestones | $	$ 5,000,000
Bonus awards shares | shares	237,500